Income and mining taxes (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	Year ended December 31,
	2024	2023
Current:
Income taxes	$119.7	$87.5
Mining taxes	57.0	22.0
Adjustments in respect of prior years	0.2	(4.4)
	176.9	105.1
Deferred:
Income tax expense (recovery) - origination, revaluation and/or reversal of temporary differences	15.3	(25.9)
Mining tax recovery - origination, revaluation and/or reversal of temporary difference	(5.6)	(2.4)
Adjustments in respect of prior years	(2.8)	5.5
	6.9	(22.8)
	$183.8	$82.3

Disclosure of detailed information about deferred taxes [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax asset	$102.6	$151.9

Deferred income tax liability	(305.5)	(362.8)
Deferred mining tax liability	(34.9)	(44.4)
	(340.4)	(407.2)
Net deferred tax liability balance, end of year	$(237.8)	$(255.3)

Disclosure of detailed information about changes in deferred tax assets and liabilities [Table Text Block]
	Year ended December 31,
	2024	2023
Net deferred tax liability balance, beginning of year	$(255.3)	$(125.7)
Deferred tax (expense) recovery (note 26a)	(6.9)	22.8
OCI transactions	(3.2)	(0.2)
Foreign currency translation on the deferred tax liability	27.6	(4.0)
Acquisition of Copper Mountain mining (note 5)	-	(148.2)
Net deferred tax liability balance, end of year	$(237.8)	$(255.3)

Disclosure of detailed information about reconciliation to statutory tax rate [Table Text Block]
	Year ended December 31,
	2024	2023
Income before tax	$251.6	$151.8
Statutory tax rate	26.7%	26.2%
Tax expense at statutory rate	67.2	39.8
Effect of:
Deductions related to mining taxes	(16.3)	(6.9)
Adjusted income taxes	50.9	32.9
Mining tax expense	50.0	18.8
	100.9	51.7

Permanent differences related to:
Capital items	0.5	0.4
Other income tax permanent differences	4.1	0.9
Withholding tax on dividends	1.8	11.8
Impact of remeasurement on decommissioning liability	6.5	(6.4)
Temporary income tax differences not recognized	8.3	5.4
Recognition of previously unrecognized deferred tax assets	-	(5.3)
Impact related to differences in tax rates in foreign operations	36.7	27.9
Impact of changes to statutory tax rates	(4.4)	0.9
Effect of flow through shares	3.9	-
Foreign exchange on non-monetary items	26.2	(7.4)
Impact related to tax assessments and tax return amendments	(1.2)	1.9
Other	0.5	0.5
Tax expense	$183.8	$82.3

Disclosure of temporary differences recognized [Table Text Block]
	Balance sheet
	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax (liability) asset
Property, plant and equipment	$(54.5)	$(50.4)
Pension obligation	2.0	2.5
Other employee benefits	25.1	26.9
Decommissioning and restoration provision	19.3	20.0
Non-capital losses	107.3	135.3
Share issuance and debt cost	3.8	6.7
Deferred revenue	1.7	1.5
Other	(2.1)	9.4
Deferred income tax asset	102.6	151.9

Deferred income tax liability (asset)
Property, plant and equipment	451.6	478.7
Other employee benefits	(1.2)	(1.2)
Decommissioning and restoration provision	(11.8)	(19.2)
Non-capital losses	(116.7)	(92.0)
Other	(16.4)	(3.5)
Deferred income tax liability	305.5	362.8

Deferred income tax liability	$(202.9)	$(210.9)

Disclosure of detailed information about temporary differences - deferred mining tax assets and liabilities [Table Text Block]
Canada	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment	$(40.2)	$(52.6)
Other	12.8	17.6
	$(27.4)	$(35.0)

Peru	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment	$(7.5)	$(9.4)